Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Note 1. Basis of Presentation

Note 1. Basis of Presentation

The accompanying unaudited financial statements of Infinite Group, Inc. (“Infinite Group, Inc.” or the “Company”) included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (U.S.) (“GAAP”) for interim financial information and with instructions to Form 10-Q. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the U.S. for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All such adjustments are of a normal recurring nature. The December 31, 2020 balance sheet has been derived from the audited financial statements at that date but does not include all disclosures required by GAAP. The accompanying unaudited financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 filed with the U.S. Securities and Exchange Commission (SEC). Results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2021.

NOTE 1. - BASIS OF PRESENTATION & BUSINESS

The accompanying financial statements consist of the financial statements of Infinite Group, Inc. (the Company).

The Company operates in one segment, the field of information technology (IT) consulting services, with all operations based in the United States. The primary consulting services are in the cybersecurity industry. There were no significant sales from customers in foreign countries during 2020 and 2019. All assets are located in the United States.

Nodeware - Nodeware is an automated vulnerability management and network security scanning solution that enhances security by proactively identifying, monitoring, and addressing potential vulnerabilities on networks, creating a safeguard against hackers and ransomware with simplicity and affordability. Customers have the option to purchase Nodeware to accommodate the varying network needs of their organizations. Nodeware provides a value-based solution designed for small and medium-sized enterprises (SMEs) with single subnet or several subnets as well as accommodating larger organizations with more advanced network needs. Nodeware continues to release upgrades.

Nodeware creates an opportunity for resellers, including managed service providers, managed security service providers, distributors, and value-added resellers. The Company sells Nodeware in the commercial sector through its channel partners and agents.

Technology and Product Development - The Company’s goal is to position its products and solutions to enable vertical integration (i.e. the ability to include our software as part of cybersecurity services being offered to the end user) with other solutions. The Company has a technology and product development strategy aligned with its business strategy.

Cybersecurity Services - The Company provides cybersecurity consulting services to channel partners and direct customers across different vertical markets (banking, manufacturing, supply chain, technology, etc.). Its cybersecurity projects use Nodeware to create a living document that a customer can use to go forward on a path of continuous improvement for its overall IT security. The Company validates overall network security with the goal of maintaining the integrity of confidential client information, preserving the continuity of services, and minimizing potential data damage from attempted threats and incidents.